Accounts Receivable, Net (Tables)	12 Months Ended
Jul. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consist of the following:
	As of July 31,
	2026	2025
Accounts receivable	$1,688,806	$1,410,083
Allowance for credit losses	—	—
Accounts receivable, net	$1,688,806	$1,410,083